Other Intangible Assets - Future Amortization Expenses (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Line Items]
Amortization expenses	€ 697,634	€ 9,943
2014 [Member]
Intangible Assets [Line Items]
Amortization expenses	42,227
2015 [Member]
Intangible Assets [Line Items]
Amortization expenses	41,317
2016 [Member]
Intangible Assets [Line Items]
Amortization expenses	52,753
2017 [Member]
Intangible Assets [Line Items]
Amortization expenses	51,958
2018 [Member]
Intangible Assets [Line Items]
Amortization expenses	50,619
Thereafter [Member]
Intangible Assets [Line Items]
Amortization expenses	€ 458,760